Debt (Reconciliation Of Secured Contingent Obligation At Fair Value) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Secured contingent payment obligation, beginning of year	$ 15,896	$ 14,185
Proceeds from contingent payment obligation	4,000	1,000
Repayment
Change in fair value	5,661	711
Secured contingent payment obligation, end of year	$ 25,557	$ 15,896